Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 7,906	$ 8,237
Accruals for legal assessments and other responsibilities	1,599	1,514
Non-current liabilities for valuation of derivative instruments	402	818
Environmental liabilities	991	1,172
Other non-current liabilities and provisions	4,751	5,305
Other non-current liabilities	$ 15,649	$ 17,046